UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES




                  Investment Company Act file number 811-10085
                                                     ---------


                   Hillman Capital Management Investment Trust
                   -------------------------------------------
               (Exact name of registrant as specified in charter)


116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
       (Address of principal executive offices)                      (Zip code)


                                Julian G. Winters
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 252-972-9922
                                                            ------------


                      Date of fiscal year end: September 30
                                               ------------


                    Date of reporting period: March 31, 2006
                                              --------------

Item 1.  REPORTS TO STOCKHOLDERS.

Semi-Annual Report 2006









                                                   The Hillman Total Return Fund
                                              The Hillman Focused Advantage Fund
                                                                  March 31, 2006
                                                                     (Unaudited)










[LOGO HERE]
     HILLMAN
 Capital Management








This report and the financial statements contained herein are submitted for the general information of the shareholders of the Hillman Capital Management Funds ("Funds"). This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Funds nor the Funds' distributor is a bank.

Distributor: Capital Investment Group, Inc., 116 S. Franklin St. Rocky Mount, NC 27804, Phone 1-800-773-3863.

--------------------------------------------------------------------------------

Investments in the Hillman Capital Management Funds ("Funds") are subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Funds will be successful in meeting its investment objective. Investment in the Funds is also subject to the following risks: market risk, investment advisor risk, credit risk, interest rate risk, maturity risk, investment-grade securities risk, short sales risk, management style risk, non-diversified fund risk, and sector focus risk. More information about these risks and other risks can be found in the Funds' prospectus.

The performance information quoted in this semi-annual report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.nottinghamco.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the Funds. A copy of the prospectus is available at www.nottinghamco.com or by calling Shareholder Services at 1-800-773-3863. The prospectus should be read carefully before investing.

--------------------------------------------------------------------------------

Stated performance in the Funds was achieved at some or all points during the year by waiving or reimbursing part of those Funds' total expenses to ensure shareholders did not absorb expenses significantly greater than the industry norm.


This Semi-Annual Report was first distributed to shareholders on or about May 29, 2006.


For More Information on Your Hillman Capital Management (Hillman) Mutual Funds:

                 See Our Web site @ www.hillmancapital.com
                          or
                 Call Our Shareholder Services Group Toll-Free at 1-800-773-3863

Fund Expenses
--------------------------------------------------------------------------------

As a shareholder of the Funds, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses - The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes - The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

                                                              Beginning                 Ending
The Hillman Total Return Fund                               Account Value            Account Value           Expenses Paid
Expense Example                                            October 1, 2005          March 31, 2006          During Period*
-----------------------------------------------------------------------------------------------------------------------------
Actual                                                        $1,000.00                $1,080.10                 $9.08
-----------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                      $1,000.00                $1,016.21                 $8.80
-----------------------------------------------------------------------------------------------------------------------------

                                                              Beginning                 Ending
The Hillman Focused Advantage Fund                          Account Value            Account Value           Expenses Paid
Expense Example                                            October 1, 2005          March 31, 2006          During Period*
-----------------------------------------------------------------------------------------------------------------------------
Actual                                                        $1,000.00                $1,088.20                 $8.23
-----------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                      $1,000.00                $1,017.05                 $7.95
-----------------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Funds' annualized expense ratio of 1.75% and 1.58% for the Hillman Total Return Fund and the Hillman Focused Advantage Fund, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year divided by 365 (to reflect the semi-annual period).

The Hillman Total Return Fund

Schedule of Investments
(Unaudited)

As of March 31, 2006

-----------------------------------------------------------------------------------------------------------------------------------
                                   Shares       Market Value                                             Shares        Market Value
                                                  (Note 1)                                                               (Note 1)
-------------------------------------------------------------    ------------------------------------------------------------------

COMMON STOCKS - 85.25%                                             Healthcare - Services - 5.34%
                                                                      Aetna Inc.                            16,000      $   786,240
Aerospace/Defense - 4.21%                                          *  Laboratory Corporation of
     Goodrich Corporation            11,300      $   492,793            America Holdings                     6,900          403,512
     The Boeing Company               5,700          444,201                                                            -----------
                                                 -----------                                                              1,189,752
                                                     936,994                                                            -----------
                                                 -----------       Home Builders - 1.79%
Apparel - 1.41%                                                       D.R. Horton, Inc.                     12,000          398,640
     Nike, Inc.                       3,700          314,870                                                            -----------
                                                 -----------       Leisure Time - 2.10%
Biotechnology - 1.86%                                                 Harley-Davidson, Inc.                  9,000          466,920
*    Amgen Inc.                       5,700          414,675                                                            -----------
                                                 -----------       Media - 2.48%
                                                                      Time Warner Inc.                      15,000           51,850
Chemicals - 1.00%                                                     The Walt Disney Company               10,800          301,212
     E.I. du Pont de Nemours                                                                                            -----------
       and Company                    5,300          223,713                                                                553,062
                                                 -----------                                                            -----------
                                                                   Miscellaneous Manufacturing - 3.20%
                                                                      3M Co.                                 3,400          257,346
Commercial Services - 3.10%                                           General Electric Company              13,100          455,618
     Cendant Corporation             39,800          690,530                                                            -----------
                                                 -----------                                                                712,964
                                                                                                                        -----------
Computers - 5.94%                                                  Pharmaceuticals - 3.67%
*    EMC Corporation                 24,100          328,483          Merck & Co. Inc.                      11,000          387,530
     Hewlett-Packard Company         17,700          582,330          Pfizer Inc.                           17,300          431,116
     International Business Machines                                                                                    -----------
       Corporation                    5,000          412,350                                                                818,646
                                                 -----------                                                            -----------
                                                   1,323,163       Real Estate Investment Trusts - 6.84%
                                                 -----------          Apartment Investment &
Electric - 2.52%                                                      Management Company                     9,200          431,480
     American Electric Power                                          Correctional Properties Trust          9,400          235,470
       Company Inc.                   8,600          292,572          Equity Office Properties Trust        10,900          366,022
     The Southern Company             8,200          268,714          Host Marriott Corporation             23,000          492,200
                                                 -----------                                                            -----------
                                                     561,286                                                              1,525,172
                                                 -----------                                                            -----------
Financial Services - 2.73%                                         Retail - 13.00%
     Allied Capital Corporation      19,900          608,940          Brinker International, Inc.            7,300          308,425
                                                 -----------          McDonald's Corporation                 8,600          295,496
                                                                      Outback Steakhouse, Inc.               7,300          321,200
Food - 5.56%                                                          Staples, Inc.                         15,450          394,284
     Campbell Soup Company            8,600          278,640       *  Starbucks Corporation                 16,000          602,240
     H.J. Heinz Company               6,900          261,648          The Home Depot, Inc.                   6,100          258,030
     Kellogg Company                  5,900          259,836          Wal-Mart Stores, Inc.                  6,500          307,060
     Whole Foods Market, Inc.         6,600          438,504          Wendy's International, Inc.            6,600          409,596
                                                 -----------                                                            -----------
                                                   1,238,628                                                              2,896,331
                                                 -----------                                                            -----------
Hand/Machine Tools - 1.87%                                           Semiconductors - 0.87%
     Black & Decker Corporation       4,800          417,072          Intel Corporation                     10,000          193,500
                                                 -----------                                                            -----------

Healthcare - Products - 1.33%
     Johnson & Johnson                5,000          296,100
                                                 -----------







                                                                                                                        (Continued)

The Hillman Total Return Fund

Schedule of Investments
(Unaudited)

As of March 31, 2006

-----------------------------------------------------------------------------------------------------------------------------------
                                            Shares or    Market Value
                                            Principal      (Note 1)
----------------------------------------------------------------------    ---------------------------------------------------------

COMMON STOCKS - (Continued)                                              *  Non-income producing investment.

Software - 1.47%
     Microsoft Corporation                      12,000    $   326,520
                                                          -----------
Telecommunications - 9.92%                                               Summary of Investments by Industry
     AT&T Inc.                                  11,200        302,848                                   % of Net           Market
*    Corning Incorporated                       37,400      1,006,434    Industry                          Assets           Value
     Motorola, Inc.                             28,500        652,935    ----------------------------------------------------------
     Verizon Communications Inc.                 7,300        248,638    Aerospace/Defense                   4.21%     $    936,994
                                                          -----------    Apparel                             1.41%          314,870
                                                            2,210,855    Biotechnology                       1.86%          414,675
                                                          -----------    Chemicals                           1.00%          223,713
Transportation - 3.04%                                                   Commercial Services                 3.10%          690,530
     FedEx Corp.                                 6,000        677,640    Computers                           5.94%        1,323,163
                                                          -----------    Electric                            2.52%          561,286
                                                                         Financial Services                  2.73%          608,940
Total Common Stocks (Cost $13,826,546)                     18,995,973    Food                                5.56%        1,238,628
                                                          -----------    Hand/Machine Tools                  1.87%          417,072
                                                                         Healthcare - Products               1.33%          296,100
INVESTMENT COMPANIES - 11.05%                                            Healthcare - Services               5.34%        1,189,752
     Evergreen Institutional                                             Home Builders                       1.79%          398,640
       Money Market Fund                     1,005,068      1,005,068    Investment Companies               11.05%        2,461,724
     Merrimac Cash Series Trust              1,005,068      1,005,068    Leisure Time                        2.10%          466,920
     Van Kampen Investment Grade                                         Media                               2.48%          553,062
       Municipal Trust                          31,144        451,588    Miscellaneous Manufacturing         3.20%          712,964
                                                         ------------    Pharmaceuticals                     3.67%          818,646
                                                                         Real Estate Investment Trusts       6.84%        1,525,172
Total Investment Companies (Cost $2,455,647)                2,461,724    Retail                             13.00%        2,896,331
                                                         ------------    Semiconductors                      0.87%          193,500
U.S. GOVERNMENT OBLIGATIONS - 0.22%                                      Software                            1.47%          326,520
     United States Treasury Note                                         Telecommunications                  9.92%        2,210,855
        6.875 %, 05/15/2006                                              Transportation                      3.04%          677,640
     (Cost $50,103)                           $ 50,000       $ 50,121    U.S. Government Obligations         0.22%           50,121
                                                         ------------
                                                                         ----------------------------------------------------------
Total Investments (Cost $16,332,296) - 96.52%            $ 21,507,818    Total                              96.52%     $ 21,507,818
Other Assets less Liabilities - 3.48%                         775,724
                                                         ------------
Net Assets - 100.00%                                     $ 22,283,542
                                                        =============














See Notes To Financial Statements

The Hillman Focused Advantage Fund

Schedule of Investments
(Unaudited)

As of March 31, 2006

-----------------------------------------------------------------------------------------------------------------------------------
                                     Shares      Market Value                                            Shares        Market Value
                                                   (Note 1)                                                              (Note 1)
--------------------------------------------------------------    -----------------------------------------------------------------

COMMON STOCK - 97.82%                                             Telecommunications - 19.26%
                                                                     AT&T Inc.                              182,700   $   4,940,208
Aerospace/Defense - 10.57%                                        *  Corning Incorporated                   200,100       5,384,691
     Goodrich Corporation               128,300    $5,595,163        Motorola, Inc.                         234,000       5,360,940
     The Boeing Corporation              72,400     5,642,132        Verizon Communications Inc.            140,800       4,795,648
                                                 -------------                                                        -------------
                                                   11,237,295                                                            20,481,487
                                                 -------------                                                        -------------
Chemicals - 4.76%                                                 Transportation - 4.69%
     EI du Pont de Nemours & Co.        120,000     5,065,200       FedEx Corp.                             44,200        4,991,948
                                                 -------------                                                        -------------
Commercial Services - 4.93%
     Cendant Corp.                      302,000     5,239,700     Total Common Stock (Cost $92,291,259)                 104,020,268
                                                 -------------                                                        -------------
Computers - 9.86%
*    EMC Corp.                          393,000     5,356,590
     Hewlett-Packard Company            156,000     5,132,400     INVESTMENT COMPANY - 3.57%
                                                 -------------      Evergreen Institutional Money Market Fund
                                                   10,488,990       (Cost $3,801,819)                     3,801,819       3,801,819
                                                 -------------                                                        -------------
Electric - 4.90%
     American Electric Power
        Company Inc.                    153,000     5,205,060     Total Investments (Cost $96,093,078) -    101.39%   $ 107,822,087
                                                 -------------    Liabilities in Excess of Other Assets -   (1.39%)     (1,483,610)
Food - 4.87%                                                                                                          -------------
     Whole Foods Market Inc.             78,000     5,182,320
                                                 -------------    Net Assets - 100.00%                                $ 106,338,477
Healthcare - Services - 9.59%                                                                                         =============
     Aetna Inc.                         100,400     4,933,656
*    Laboratory Corp. of                                          *  Non-income producing investment.
        America Holdings                 90,000     5,263,200
                                                 -------------
                                                   10,196,856
                                                 -------------    Summary of Investments by Industry
Home Builders - 5.16%                                                                                                      Market
     D.R. Horton, Inc.                  165,000     5,481,300     Industry                          % of Net Assets         Value
                                                 -------------    -----------------------------------------------------------------
Miscellaneous Manufacturing - 4.92%                               Aerospace/Defense                      10.57%       $  11,237,295
     General Electric Company           150,400     5,230,912     Chemicals                               4.76%           5,065,200
                                                 -------------    Commercial Services                     4.93%           5,239,700
Real Estate Investment Trust - 4.70%                              Computers                               9.86%          10,488,990
     Host Marriott Corporation          233,500     4,996,900     Electric                                4.90%           5,205,060
                                                 -------------    Food                                    4.87%           5,182,320
Retail - 9.61%                                                    Healthcare - Services                   9.59%          10,196,856
     The Home Depot, Inc.               121,000     5,118,300     Home Builders                           5.16%           5,481,300
     Outback Steakhouse, Inc.           116,000     5,104,000     Investment Company                      3.57%           3,801,819
                                                 -------------    Miscellaneous Manufacturing             4.92%           5,230,912
                                                   10,222,300     Real Estate Investment Trust            4.70%           4,996,900
                                                 -------------    Retail                                  9.61%          10,222,300
                                                                  Telecommunications                     19.26%          20,481,487
                                                                  Transportation                          4.69%           4,991,948
                                                                  -----------------------------------------------------------------
                                                                  Total                                 101.39%       $ 107,822,087

















See Notes to Financial Statements

Hillman Capital Management Funds

Statements of Assets and Liabilities
(Unaudited)

                                                                                               Total Return       Focused Advantage
As of March 31, 2006                                                                               Fund                 Fund
-----------------------------------------------------------------------------------------------------------------------------------

Assets:
      Investments, at cost ...........................................................         $  16,332,296          $  96,093,078
      Investments, at value (note 1) .................................................         $  21,507,818          $ 107,822,087
      Cash ...........................................................................               730,703                  2,220
      Receivables:
          Fund shares sold ...........................................................                10,235                159,272
          Dividends and interest .....................................................                37,261                130,191
      Prepaid expenses ...............................................................                16,933                 23,321
                                                                                               -------------          -------------
      Total Assets ...................................................................            22,302,950            108,137,091
                                                                                               -------------          -------------
Liabilities:
      Payables:
          Investments purchased ......................................................                  --                1,717,373
          Fund shares repurchased ....................................................                  --                   41,769
      Accrued expenses ...............................................................                19,408                 39,472
                                                                                               -------------          -------------
      Total Liabilities ..............................................................                19,408              1,798,614
                                                                                               -------------          -------------
Net Assets ...........................................................................         $  22,283,542          $ 106,338,477
                                                                                               =============          =============
Net Assets Consist of:
      Capital (par value and paid in surplus) ........................................            17,151,330             94,440,657
      Accumulated net investment income ..............................................                68,522                199,072
      Accumulated net realized loss on investments ...................................              (111,832)              (30,261)
      Net unrealized appreciation on investments .....................................             5,175,522             11,729,009
                                                                                               -------------          -------------
      Total Net Assets ...............................................................         $  22,283,542          $ 106,338,477
                                                                                               =============          =============
      Shares Outstanding, no par value (unlimited authorized shares) .................             1,646,281              6,820,350
      Net Asset Value, Offering Price and Redemption Price Per Share .................         $       13.54          $       15.59


















See Notes to Financial Statements

Hillman Capital Management Funds

Statements of Operations
(Unaudited)

                                                                                                 Total Return     Focused Advantage
For the six month period ended March 31, 2006                                                        Fund               Fund
-----------------------------------------------------------------------------------------------------------------------------------

Investment Income:
     Interest .........................................................................           $    14,580           $        --
     Dividends ........................................................................               250,320               877,523
                                                                                                  -----------           -----------
     Total Income .....................................................................               264,900               877,523
                                                                                                  -----------           -----------
Expenses:
     Advisory fees (note 2) ...........................................................               102,249               422,374
     Administration fees (note 2) .....................................................                12,781                48,470
     Transfer agent fees (note 2) .....................................................                10,500                14,725
     Registration and filing administration fees (note 2) .............................                 4,039                 4,039
     Fund accounting fees (note 2) ....................................................                14,521                17,724
     Compliance services fees (note 2) ................................................                 3,875                 3,875
     Custody fees (note 2) ............................................................                 3,292                10,442
     Distribution and service fees (note 3) ...........................................                25,562               105,594
     Other accounting fees (note 2) ...................................................                    46                    --
     Legal fees .......................................................................                 6,234                 6,234
     Audit and tax preparation fees ...................................................                 9,474                 9,473
     Shareholder servicing expenses ...................................................                 1,370                 2,743
     Printing expenses ................................................................                   373                 1,121
     Trustees' fees and meeting expenses ..............................................                 3,241                 3,241
     Securities pricing fees ..........................................................                 2,523                   879
     Other operating expenses .........................................................                 2,918                15,519
                                                                                                  -----------           -----------
     Total Expenses ...................................................................               202,998               666,453
                                                                                                  -----------           -----------
     Advisory fees waived (note 2) ....................................................               (24,116)                   --
                                                                                                  -----------           -----------
     Net Expenses .....................................................................               178,882               666,453
                                                                                                  -----------           -----------
Net Investment Income .................................................................                86,018               211,070

Realized and Unrealized Gain from Investments:
     Net realized (loss) gain from investments ........................................              (127,260)              220,050
     Capital gain distributions from other investment companies .......................                15,429                    --
     Change in unrealized appreciation on investments .................................             1,613,849             7,142,432
                                                                                                  -----------           -----------
Realized and Unrealized Gain on Investments ...........................................             1,502,018             7,362,482
                                                                                                  -----------           -----------
Net Increase in Net Assets Resulting from Operations ..................................           $ 1,588,036           $ 7,573,552
                                                                                                  ===========           ===========








See Notes to Financial Statements

Hillman Capital Management Funds

Statements of Changes in Net Assets

                                                                                                      Total Return Fund
                                                                                                March 31,         September 30,
For the six month period and fiscal year ended                                                  2006 (a)               2005
-----------------------------------------------------------------------------------------------------------------------------------

Operations:
     Net investment income .........................................................           $     86,018            $    150,575
     Net realized (loss) gain from investment transactions .........................               (127,260)                304,323
     Capital gain distributions from other investment companies ....................                 15,429                  37,489
     Change in unrealized appreciation on investments ..............................              1,613,849               1,704,000
                                                                                               ------------            ------------
 Net Increase in Net Assets Resulting from Operations ..............................              1,588,036               2,196,387
                                                                                               ------------            ------------
Distributions to Shareholders: (note 5)
     Net investment income .........................................................               (101,074)              (150,140)
     Net realized gain from investment transactions ................................               (261,624)              (283,131)
                                                                                               ------------            ------------
 Decrease in Net Assets Resulting from Distributions ...............................               (362,698)              (433,271)
                                                                                               ------------            ------------
Capital Share Transactions: (note 6)
     Shares sold ...................................................................              1,620,130               3,932,673
     Reinvested dividends and distributions ........................................                362,156                 432,872
     Shares repurchased ............................................................               (987,807)            (1,418,516)
                                                                                               ------------            ------------
 Increase from Capital Share Transactions ..........................................                994,479               2,947,029
                                                                                               ------------            ------------
 Net Increase in Net Assets ........................................................              2,219,817               4,710,145
 Net Assets:
     Beginning of period ...........................................................             20,063,725              15,353,580
                                                                                               ------------            ------------
     End of period .................................................................           $ 22,283,542            $ 20,063,725
                                                                                               ============            ============
Accumulated Net Investment Income ..................................................           $     68,522            $     83,578

                                                                                                    Focused Advantage Fund
                                                                                                March 31,         September 30,
For the six month period and fiscal year ended                                                  2006 (a)               2005
-----------------------------------------------------------------------------------------------------------------------------------

Operations:
     Net investment income ...................................................             $     211,070              $       7,988
     Net realized gain from investment transactions ..........................                   220,050                  2,090,551
     Change in unrealized appreciation on investments ........................                 7,142,432                  2,892,020
                                                                                           -------------              -------------
 Net Increase in Net Assets Resulting from Operations ........................                 7,573,552                  4,990,559
                                                                                           -------------              -------------
Distributions to Shareholders: (note 5)
     Net investment income ...................................................                   (19,978)                  (10,478)
                                                                                           -------------              -------------
     Net realized gain from investment transactions ..........................                (2,294,247)                        --
 Decrease in Net Assets Resulting from Distributions .........................                (2,314,225)                  (10,478)
                                                                                           -------------              -------------
Capital Share Transactions: (note 6)
      Shares sold ............................................................                56,896,271                 63,962,401
      Reinvested dividends and distributions .................................                 2,164,739                     10,240
      Shares repurchased .....................................................               (23,161,624)              (15,623,836)
                                                                                           -------------              -------------
 Increase from Capital Share Transactions ....................................                35,899,386                 48,348,805
                                                                                           -------------              -------------
 Net Increase in Net Assets ..................................................                41,158,713                 53,328,886
 Net Assets:
     Beginning of period .....................................................                65,179,764                 11,850,878
                                                                                           -------------              -------------
     End of period ...........................................................             $ 106,338,477              $  65,179,764
                                                                                           =============              =============

Accumulated Net Investment Income ............................................             $     199,072              $       7,980

(a) Unaudited.

See Notes to Financial Statements

Hillman Capital Management Funds

Financial Highlights

                                                                                       Total Return Fund
                                                                                               September 30,
For a share outstanding during the                        March 31,     -----------------------------------------------------------
six month period and fiscal years ended                   2006 (a)         2005        2004       2003        2002       2001 (c)
-----------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of period                     $  12.76        $ 11.56   $  10.25    $   8.51   $   8.77   $   10.00
                                                         --------        -------   --------    --------   --------   ----------
Income from Investment Operations:
      Net investment income                                  0.05           0.09       0.13        0.14       0.10        0.01
      Net realized and unrealized
          gain (loss) on securities                          0.99           1.40       1.27        1.83     (0.25)      (1.24)
                                                         --------        -------   --------    --------   --------   ----------
Total from Investment Operations                             1.04           1.49       1.40        1.97     (0.15)   $  (1.23)
                                                         --------        -------   --------    --------   --------   ----------
Less Distributions:
      Dividends (from net investment income)               (0.09)         (0.10)     (0.09)      (0.15)     (0.11)           -
      Distributions (from capital gains)                   (0.17)         (0.19)         -       (0.08)         -            -
                                                         --------        -------   --------    --------   --------   ----------
Total Distributions                                        (0.26)         (0.29)     (0.09)      (0.23)     (0.11)           -
                                                         --------        -------   --------    --------   --------   ----------
Net Asset Value, End of period                          $  13.54       $  12.76   $  11.56    $  10.25   $   8.51   $    8.77
                                                         ========       ========   ========    ========   ========   ==========
Total Return                                                8.01%         13.02%     13.63%      23.46%     (1.56)%    (12.50%)
Net Assets, End of Period (in thousands)                $ 22,284       $ 20,064   $ 15,354    $ 11,754   $  6,288      $5,926
Average Net Assets for the Period (in thousands)        $ 20,506       $ 18,682   $ 14,244      $8,448   $  6,715      $4,220
Ratio of Gross Expenses to Average Net Assets               1.99% (b)      2.18%      2.24%       2.61%      2.83%       4.22% (b)
Ratio of Net Expenses to Average Net Assets                 1.75% (b)      1.75%      1.75%       1.83%      1.80%       2.78% (b)
Ratio of Net Investment
      Income to Average Net Assets                          0.84% (b)      0.81%      1.15%       1.62%      1.11%       0.27% (b)
Portfolio Turnover Rate                                     7.93%         12.11%     17.14%      19.71%     40.37%       6.03%


                                                                              Focused Advantage Fund
                                                                                             September 30,
For a share outstanding during the                        March 31,     -----------------------------------------------------------
six month period and fiscal years ended                   2006 (a)         2005        2004       2003        2002       2001 (c)
-----------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of period                    $   14.73       $  11.82   $   9.63     $  6.55   $   7.51    $  10.00
                                                        ---------       --------   --------     -------   --------    --------
Income from Investment Operations:
      Net investment income (loss)                           0.03              -       0.03        0.04     (0.04)      (0.12)
      Net realized and unrealized
          gain (loss) on securities                          1.01           2.92       2.17        3.08     (0.92)      (2.37)
                                                        ---------       --------   --------     -------   --------    --------
Total from Investment Operations                             1.04           2.92       2.20        3.12     (0.96)    $ (2.49)
                                                        ---------       --------   --------     -------   --------    --------
Less Distributions:
      Dividends (from net investment income)                    - (d)     (0.01)     (0.01)      (0.04)         -            -
      Distributions (from capital gains)                   (0.18)              -          -           -         -            -
                                                        ---------       --------   --------     -------   --------    --------
Total Distributions                                        (0.18)         (0.01)     (0.01)      (0.04)         -            -
                                                        ---------       --------   --------     -------   --------    --------
Net Asset Value, End of period                            $ 15.59       $  14.73   $  11.82     $  9.63   $   6.55    $   7.51
                                                        =========       ========   ========     =======   ========    ========
Total Return                                                8.82%         24.69%     22.82%      47.60%    (12.67)%    (25.00%)
Net Assets, End of Period (in thousands)               $ 106,338       $ 65,180   $ 11,851     $ 5,157   $  2,977     $ 2,864
Average Net Assets for the Period (in thousands)       $  84,707       $ 32,265     $8,329     $ 3,879   $  3,628     $ 2,351
Ratio of Gross Expenses to Average Net Assets               1.58% (b)      1.89%      2.58%       3.93%      4.06%       6.32% (b)
Ratio of Net Expenses to Average Net Assets                 1.58% (b)      1.75%      1.75%       2.10%      2.12%       3.90% (b)
Ratio of Net Investment
      Income (loss) to Average Net Assets                   0.50% (b)      0.02%      0.39%       0.53%     (0.46)%     (2.53%) (b)
Portfolio Turnover Rate                                     0.63%         39.94%     37.80%      41.37%     67.29%      52.56%

(a) Unaudited.
(b) Annualized.
(c) From the period from December 29, 2000 (Date of Initial Public Investment) to September 30, 2001.
(d) Distribution from net investment income is less than $0.01 per share.

See Notes to Financial Statements

Hillman Capital Management Funds

Notes to Financial Statements (Unaudited)
-------------------------------------------------------------------------------
1.    Organization   and   Significant
      Accounting Policies
                                          Investment Transactions and Investment
The Hillman  Total Return Fund and The    Income
Hillman Focused Advantage Fund, Investment transactions are accounted formerly known as The Hillman for as of the date purchased or sold
Aggressive Equity Fund, (collectively (trade date). Dividend income is the "Funds" and individually a "Fund") recorded on the ex-dividend date. are series funds. The Funds are part Certain dividends from foreign of the Hillman Capital Management securities will be recorded as soon as Investment Trust (the "Trust"), which the Trust is informed of the dividend was organized as a Delaware Business if such information is obtained Trust and is registered under the subsequent to the ex-dividend date.
Investment  Company Act of 1940,  (the    Interest  income  is  recorded  on the
"Act"),  as amended,  as an open-ended    accrual     basis     and     includes
management investment company.            amortization    of    discounts    and
                                          premiums.   Gains   and   losses   are
The Hillman  Total Return Fund ("Total    determined  on  the  identified   cost
Return Fund") commenced  operations on    basis,  which is the same  basis  used
December  29,  2000.   The  investment    for federal income tax purposes.
objective  of the Total Return Fund is
to  seek   total   return   through  a    Expenses
combination  of  capital  appreciation    The  Funds  bear   expenses   incurred
and current income.                       specifically  on their  behalf as well
                                          as  a   portion   of   general   trust
The Hillman Focused Advantage Fund expenses, which are allocated ("Focused Advantage Fund") commenced according to methods approved annually
operations  on December 29, 2000.  The    by the Trustees.
investment  objective  of the  Focused
Advantage  Fund is to  seek  long-term    Dividend  Distributions
capital appreciation.                     The Funds may declare  and  distribute
                                          dividends from net  investment  income
The following accounting policies have (if any) at the end of each calendar been consistently followed by the quarter. Distributions from capital
Funds  and  are  in  conformity   with    gains (if any) are generally  declared
accounting     principles    generally    and distributed annually.
accepted  in  the  United   States  of
America  in  the  investment   company    Estimates
industry.                                 The     preparation    of    financial
                                          statements    in    conformity    with
Investment    Valuation                   accounting     principles    generally
The Funds'  investments  in securities    accepted  in  the  United   States  of
are carried at value. Securities America requires management to make listed on an exchange or quoted on a estimates and assumptions that affect national market system are valued at the amount of assets, liabilities, the last sales price as of 4:00 p.m. expenses and revenues reported in the Eastern Time. Securities traded in the financial statements. Actual results
NASDAQ   over-the-counter  market  are    could differ from those estimates.
generally   valued   at   the   NASDAQ
Official    Closing    Price.    Other    Federal  Income Taxes
securities traded in the No provision for income taxes is over-the-counter market and listed included in the accompanying financial securities for which no sale was statements, as the Funds intend to reported on that date are valued at distribute to shareholders all taxable the most recent bid price. Securities investment income and realized gains and assets for which representative and otherwise comply with Subchapter M market quotations are not readily of the Internal Revenue Code
available  (e.g.,  if the  exchange on    applicable  to  regulated   investment
which  the   portfolio   security   is    companies.
principally  traded closes early or if
trading  of the  particular  portfolio    Indemnifications
security is halted during the day and Under the Funds' organizational does not resume prior to the Funds' documents, its officers and Trustees net asset value calculation) or which are indemnified against certain cannot be accurately valued using the liabilities arising out of the
Funds' normal  pricing  procedures are    performance  of  their  duties  to the
valued at fair value as determined in Funds. In addition, in the normal good faith under policies approved by course of business, the Funds entered the Trustees. A portfolio security's into contracts with their vendors and "fair value" price may differ from the others that provide for general price next available for that indemnifications. The Funds' maximum portfolio security using the Funds' exposure under these arrangements is normal pricing procedures. Instruments unknown, as this would involve future with maturities of 60 days or less are claims that may be made against the
valued  at   amortized   cost,   which    Funds.  The Funds  expect that risk of
approximates market value.                loss to be remote.
                                                                     (Continued)

Hillman Capital Management Funds

Notes to Financial Statements (Unaudited
--------------------------------------------------------------------------------
2.    Transactions with Affiliates
                                          fund. The Administrator  also receives
Advisor                                   a fee to procure and pay the custodian
The Funds pay a monthly advisory fee for the fund, additional compensation to Hillman Capital Management, Inc. for fund accounting and recordkeeping (the "Advisor") based upon the average services, and additional compensation daily net assets of each Fund and for certain costs involved with the calculated at the annual rate of daily valuation of securities and as 1.00%. For the period ended March 31, reimbursement for out-of-pocket
2006,  the  Advisor  has   voluntarily    expenses.  A  breakdown  of  these  is
waived  $24,116  of its  fees  for the    provided in the following schedule.
Total Return Fund.

Administrator

Each     Fund     pays    a    monthly
administration  fee to The  Nottingham
Company  ("the  Administrator")  based
upon the  average  daily net assets of
the Fund and  calculated at the annual
rates  as   shown  in  the   following
schedule which is subject to a minimum
of $2,000 per month per

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                             Fund Accounting
        Administration Fees                        Custody Fees             Fund               Asset Based
----------------------------------        -----------------------------  Accounting                                   Blue Sky
       Average            Annual           Average           Annual         Fees          Average        Annual    Administration
      Net Assets           Rate           Net Assets          Rate        (monthly)     Net Assets        Rate     Fees (annual)
-----------------------------------------------------------------------------------------------------------------------------------
First $50 million          0.125%     First $100 million      0.020%       $2,250       All Assets        0.01%    $150 per state
Next  $50 million          0.100%      Over $100 million      0.009%
Over  $100 million         0.075%
-----------------------------------------------------------------------------------------------------------------------------------

                                          3.    Distribution and Service Fees
Compliance   Services
The Nottingham Compliance Services, The Trustees, including a majority of LLC, a fully owned affiliate of The the Trustees who are not "interested
Nottingham Company,  provides services    persons"  of the Trust as  defined  in
which assists the Trust's Chief the Act, adopted a distribution plan Compliance Officer in monitoring and with respect to all shares pursuant to testing the policies and procedures of Rule 12b-1 of the Act (the "Plan").
the   Trust   in   conjunction    with    Rule  12b-1  regulates  the  manner in
requirements under Rule 38a-1 of the which a regulated investment company Securities and Exchange Commission. It may assume costs of distributing and receives compensation for this service promoting the sales of its shares and
at an annual rate of $7,750.              servicing of its shareholder accounts.

Transfer Agent                            The Plan  provides  that the Funds may
North Carolina  Shareholder  Services,    incur  certain  costs,  which  may not
LLC   ("Transfer   Agent")  serves  as    exceed  0.25%,  for each year  elapsed
transfer,    dividend   paying,    and    subsequent  to  adoption  of the Plan,
shareholder servicing agent for the for payment to the distributor and Funds. It receives compensation for others for items such as advertising
its   services   based  upon  $15  per    expenses,       selling      expenses,
shareholder  per  year,  subject  to a    commissions,  travel or other expenses
minimum fee of $1,750 per month.          reasonably intended to result in sales
                                          of  shares  of the  Funds  or  support
Certain Trustees and officers of the servicing of shareholder accounts. The Trust are also officers of the Advisor Total Return Fund incurred $25,562 in
or the Administrator.                     distribution  and  service  fees under
                                          the Plan for the  period  ended  March
                                          31, 2006.  The Focused  Advantage Fund
                                          incurred  $105,594 in distribution and
                                          service  fees  under  the Plan for the
                                          period ended March 31, 2006.






                                                                    (Continued)

Hillman Capital Management Funds

Notes to Financial Statements (Unaudited)

------------------------------------------------------------------------------------------------------------------



4.    Purchases and Sales of Investment Securities         -------------------------------------------------------
                                                           Table 2                          Aggregate Gross
For the period ended March 31, 2006 the aggregate  cost                                       Unrealized
of  purchases  and  proceeds  from sales of  investment                     Federal    ---------------------------
securities  (excluding  short-term  securities) were as    Fund            Tax Cost    Appreciation   Depreciation
follows:                                                   -------------------------------------------------------
                                                           Total
-------------------------------------------------------    Return        $16,332,296    $5,487,994      ($312,472)
Fund                                 Proceeds from         Focused
                   Purchases of         Sales of           Advantage     $96,017,987    $12,668,781     ($864,681)
                    Securities         Securities          -------------------------------------------------------
-------------------------------------------------------
Total Return        $1,757,033        $1,485,456           The  amount of  dividends  and  distributions  from net
-------------------------------------------------------    investment  income and net realized  capital  gains are
Focused Advantage  $33,766,440          $522,145           determined  in  accordance   with  federal  income  tax
-------------------------------------------------------    regulations which may differ from accounting principles
                                                           generally  accepted  in the United  States of  America.
There  were no  purchases  or sales of  long-term  U.S.    These  differences are due to differing  treatments for
Government  Obligations  for  either  fund  during  the    items such as net  short-term  gains,  deferral of wash
period ended March 31, 2006.                               sale  losses,  net  investment  losses and capital loss
                                                           carry-forwards.   Permanent  differences  such  as  tax
5.    Federal Income Tax                                   returns of capital and net investment  losses,  if any,
                                                           would be reclassified against capital.
The  tax   components  of  capital  shown  in  Table  1
represent: (1) distribution requirements the Funds must    -------------------------------------------------------
satisfy  under  the  income  tax   regulations   as  of    For the year ended
September 30, 2005, and (2) unrealized  appreciation or    September 30, 2004                 Distributions from
depreciation  of  investments  for  federal  income tax    -------------------------------------------------------
purposes as of March 31, 2006.                                                              Ordinary   Long-Term
                                                           Fund                              Income  Capital Gains
Other  book  tax  differences  in  the  current  period
primarily     consist    of    adjustments    due    to    Total Return                     $110,069      $ -
reclassifications  of income received from  investments
in real estate investment trusts and different book and    Focused Advantage                $  7,527      $ -
tax treatment of short-term capital gains.                 -------------------------------------------------------
                                                           For the year ended              Distributions from
-------------------------------------------------------    -------------------------------------------------------
Table 1             Undistributed                                                           Ordinary  Long-Term
               -------------------------                   Fund                              Income  Capital Gains
-------------------------------------------------------
Fund                          Long-Term                    Total Return                     $150,140      $238,131
               Ordinary        Capital        Net Tax
                Income          Gains      Appreciation    Focused Advantage                $ 10,478      $ -
-------------------------------------------------------    -------------------------------------------------------
Total
Return         $220,865         $124,336     $5,175,522
Focused
Advantage      $856,065       $1,270,942    $11,653,918
-------------------------------------------------------

The aggregate cost of investments  and the  composition
of  unrealized   appreciation   and   depreciation   of
investment  securities  for federal income tax purposes
as of March 31,  2006 are noted in Table 2. The primary
difference   between  book  and  tax   appreciation  or
depreciation   of   investments   is  wash   sale  loss
deferrals.






                                                                                                       (Continued)

Hillman Capital Management Funds

Notes to Financial Statements (Unaudited)

-----------------------------------------------------------------------------------------------------------------------------------
6.    Capital Share Transactions

-----------------------------------------------------------------------------------------------------------------------------------
                                                            Total Return Fund                    Focused Advantage Fund

                                                        March 31,       September 30,          March,31            September 30,
For the period or fiscal years ended:                     2006              2005                 2006                  2005
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Transactions in Fund Shares
       Shares sold                                           121,665             323,550           3,798,647           4,506,830
       Reinvested distributions                               27,906              35,269             145,482                 769
       Shares repurchased                                   (75,939)           (114,562)         (1,549,713)         (1,084,636)
Net Increase in Capital Shares Transactions                   73,632             244,257           2,394,416           3,422,963
Shares Outstanding, Beginning of period                    1,572,649           1,328,392           4,425,934           1,002,971
Shares Outstanding, End of period                          1,646,281           1,572,649           6,820,350           4,425,934
-----------------------------------------------------------------------------------------------------------------------------------

7.   Change in Independent Registered Public Accounting Firm

On December  14,  2004,  the Board of Trustees  engaged    At no time  preceding  the removal of Deloitte & Touche
Briggs,  Bunting &  Dougherty,  LLP  ("BBD") as its new    LLP were there any disagreements with Deloitte & Touche
independent  registered  public  accounting firm. At no    LLP  on  any  matter  of   accounting   principles   or
time  preceding  the  engagement  of BBD did the  Funds    practices,  financial statement disclosure, or auditing
consult the firm regarding  either (i) the  application    scope  or  procedure,   which  disagreements,   if  not
of accounting  principles  to a specified  transaction,    resolved to the  satisfaction of Deloitte & Touche LLP,
either  completed  or  proposed,  or the  type of audit    would have caused it to make  reference  to the subject
opinion that might be rendered on the Funds'  financial    matter  of the  disagreements  in  connection  with its
statements,  or (ii) any matter that was either subject    report.  At no time preceding the removal of Deloitte &
of a disagreement or a reportable  event, as such terms    Touche  LLP  did  any  of  the  events   enumerated  in
are defined in Item 304 of Regulation S-K.                 paragraphs  (1)(v)(A)  through  (D) of Item  304(a)  of
                                                           Regulation S-K occur.
Prior to this date,  Deloitte & Touche LLP ("Deloitte")
served as the independent  registered public accounting
firm for the Trust and  issued  reports  on the  Funds'
financial statements as of September 30, 2004 and 2003.
Such  reports did not  contain an adverse  opinion or a
disclaimer  of  opinion,  nor were  they  qualified  or
modified as to uncertainty,  audit scope, or accounting
principles.

Hillman Capital Management Funds

Additional Information (Unaudited)
--------------------------------------------------------------------------------
1.  Approval of Advisory Agreements During the Period

The Advisor supervises the Funds' grow the Funds' assets, and assist in investments pursuant to an Investment the distribution of Fund shares. The
Advisory Agreement ("Advisory Board noted that the Funds' president Agreement"). During the Funds' most and principal executive officer, recent fiscal half-year, the Advisory treasurer and principal financial Agreement came up for renewal. The officer, and chief compliance officer Trust's Board of Trustees unanimously were employees of the Advisor and approved the renewal of the Advisory served the Trust without additional Agreement for another year at a Board compensation. After reviewing the
Meeting held on November 22, 2005.        foregoing   information   and  further
                                          information in the Advisor  Memorandum
In considering whether to renew the (e.g., descriptions of the Advisor's Advisory Agreement, the Board reviewed business, the Funds' and the Advisor's and considered such information as the compliance programs, and the Advisor's Board deemed reasonably necessary, Form ADV), the Board concluded that including the following material the nature, extent, and quality of the factors: (i) the nature, extent, and services provided by the Advisor was quality of the services to be provided satisfactory and adequate for each of
by the Advisor to the Funds;  (ii) the    the Funds.
investment  performance  of the  Funds
and the Advisor; (iii) the costs of In considering the investment the services to be provided and performance of the Funds and the profits to be realized by the Advisor Advisor, the Board compared the short and its affiliates from the and long-term performance of each Fund relationship with the Funds, including with the performance of its benchmark any benefits derived or to be derived index, comparable funds with similar by the Advisor from the relationship objectives and size managed by other
with the  Funds;  (iv) the  extent  to    investment  advisors,  and  comparable
which  economies  of  scale  would  be    peer group indices (e.g.,  Morningstar
realized as the Funds grow and whether category averages). The Board also advisory fee levels reflect these considered the consistency of the economies of scale for the benefit of Advisor's management of the Funds with the Funds' investors; (v) the each Fund's investment objective and
Advisor's practices regarding policies. After reviewing the short brokerage and portfolio transactions; and long-term investment performance and (vi) possible conflicts of of the Funds, the Advisor's experience
interest.                                 managing the Funds and other  advisory
                                          accounts,   the  Advisor's  historical
To aid it in its review, the Board investment performance, and other reviewed various informational factors, the Board concluded that the materials including, without investment performance of each Fund
limitation,  a copy  of  the  Advisory    and the Advisor was satisfactory.
Agreement for the Funds;  a memorandum
from   the   Advisor   to  the   Board    In   considering   the  costs  of  the
including information about the services to be provided and profits to Advisor, its business, its finances, be realized by the Advisor and its its personnel, its services to the affiliates from the relationship with Funds, and comparative expense ratio the Funds, including any benefits
information  for  other  mutual  funds    derived   or  to  be  derived  by  the
with strategies similar to the Funds Advisor from the relationship with the ("Advisor Memorandum"); and a Funds, the Board considered the
memorandum  from Parker,  Poe, Adams &    Advisor's  staffing,   personnel,  and
Bernstein   L.L.P.   (counsel  to  the    methods of  operating;  the  education
Trust) to the Board regarding and experience of the Advisor's considerations relevant to a review of personnel; the Advisor's compliance investment advisory contracts by policies and procedures; the financial
investment company trustees.              condition of the Advisor and the level
                                          of  commitment  to the  Funds  and the
In considering the nature, extent, and    Advisor  by  the   principals  of  the
quality of the services provided by Advisor; the asset levels of the the Advisor to the Funds, the Board Funds; and the overall expenses of the considered the responsibilities the Funds, including certain prior fee
Advisor  would have under the Advisory    waivers  and   reimbursements  by  the
Agreement.   The  Board  reviewed  the    Advisor  on behalf of the  Funds,  and
services being provided by the Advisor the nature and frequency of advisory to each Fund including, without fee payments. The Board reviewed the limitation, the quality of its financial statements for the Advisor investment advisory services since and discussed the financial stability each Fund's inception (including and profitability of the firm. The research and recommendations with Board discussed the Advisor's prior respect to portfolio securities), its fee waivers in detail, including the procedures for formulating investment nature and scope of cost allocation recommendations and assuring for such fees. The Board also
compliance with each Fund's investment    considered  potential benefits for the
objectives   and   limitations,    its
coordination of services for the Funds
among the  Funds'  service  providers,
and its  efforts to promote the Funds,

                                                                    (Continued)

Hillman Capital Management Funds

Additional Information (Unaudited)
--------------------------------------------------------------------------------
Advisor   in   managing   the   Funds,    are  reasonable  in  relation  to  the
including promotion of the Advisor's value of the services provided; the name, the ability for the Advisor to process by which evaluations are made place small accounts into the Funds, of the overall reasonableness of and the potential for the Advisor to commissions paid; the method and basis generate soft dollars from certain of for selecting and evaluating the
the Funds' trades that may benefit the    broker-dealers  used; any  anticipated
Advisor's  other clients as well.  The    allocation  of  portfolio  business to
Board  then   compared  the  fees  and    persons  affiliated  with the Advisor;
expenses of each Fund (including the the general nature and quality of the management fee) to other funds research, statistical, and other comparable in terms of the type of services received (or expected to be fund, the style of investment received) by the Advisor and/or the management, the size of the fund, and Trust in return for commissions paid the nature of its investment strategy, by the Funds or by any other account among other factors. The Board advised by the Advisor. The Board then specifically determined that the considered whether such services and Funds' management fees were higher soft dollars provide lawful and than the comparable funds while the appropriate assistance to the Advisor
net  expense  ratios  were  lower than    in the  performance  of its investment
some of the comparable funds and decision-making responsibilities and higher than others. Following this whether any payments are made for such comparison and upon further services through the use of consideration and discussion of the concessions or mark-ups charged by foregoing, the Board concluded that underwriters or dealers in a principal the fees to be paid to the Advisor by (including riskless principal) each Fund were fair and reasonable in capacity; the extent to which any soft relation to the nature and quality of dollar payment is allocated for the services provided by the Advisor. products or services that provide both
                                          a   research   and   a    non-research
In considering the extent to which function; the extent to which such economies of scale would be realized services benefit other accounts, if
as the  Funds  grow  and  whether  the    any,  advised  by  the  Advisor;   the
advisory  fee  levels   reflect  these    extent to which such  services  enable
economies of scale for the benefit of the Advisor to avoid expenses that it the Funds' investors, the Board otherwise would be required to bear considered that the Funds' fee under the Advisory Agreement with arrangements with the Advisor involved respect to the Funds; the alternatives only the management fee. The Board to "paying up for research" (e.g., determined that, while the management paying for research with cash, fees would remain the same at all enlarging the investment staff, etc.);
asset levels, the Funds' shareholders and the opportunities for the Advisor would benefit from economies of scale to recapture brokerage or related fees under the Funds' agreements with (e.g., as to equity funds, tender service providers other than the offer fees, underwriting fees, etc.)
Advisor.  Following further discussion    and  credit  it  against  fees  of the
of the Funds' asset levels, Funds. After further review and expectations for growth, and levels of discussion, the Board determined that fees, the Board determined that, at the Advisor's practices regarding the Funds' current and projected asset brokerage and portfolio transactions
levels,  the Funds'  fee  arrangements    were satisfactory.
were fair and  reasonable  in relation
to  the  nature  and  quality  of  the    In considering  possible  conflicts of
services   to  be   provided   by  the    interest,  the Board  considered  such
Advisor.                                  matters as the  experience and ability
                                          of the advisory  personnel assigned to
In considering the Advisor's practices each Fund; the basis for soft dollar regarding brokerage and portfolio payments with broker-dealers, transactions, the Board considered the including any broker-dealers Advisor's standards, and performance affiliated with the Advisor; the basis in utilizing those standards, to seek of decisions to buy or sell securities best execution for Fund portfolio for the Funds and/or the Advisor's transactions, including the use of other accounts; the method for alternative markets (e.g., direct bunching of portfolio securities purchases from issuers or underwriters transactions; and the substance and or, as to equity securities, "third administration of the Advisor's code market" for listed securities and of ethics. Following further
principal     market     makers    for    consideration   and  discussion,   the
over-the-counter    securities).   The    Board  indicated  that  the  Advisor's
Board noted that the Funds' fixed standards and practices relating to income portfolio transactions are the identification and mitigation of normally principal transactions potential conflicts of interests were
executed in  over-the-counter  markets    satisfactory.
on  a  "net"  basis.  The  Board  also
considered the  anticipated  portfolio    Based   upon  all  of  the   foregoing
turnover rate for the Funds, the considerations, the Board, including a extent to which the Funds allocate majority of the Trust's independent portfolio business to broker-dealers trustees, approved the renewal of the
who provide research,  statistical, or    Advisory Agreement.
other services ("soft dollars") to the
Funds compared with broker-dealers who
provide only execution  services;  the
amount of  differential  between "full
service" and "bare  bones"  commission
rates, including  consideration,  each
quarter,  of whether the higher  rates


                                                                    (Continued)

Hillman Capital Management Funds

Additional Information (Unaudited)
--------------------------------------------------------------------------------

2.    Proxy Voting Policies and Voting
      Record

A copy of the Trust's Proxy Voting and
Disclosure  Policy  and the  Advisor's
Proxy Voting and Disclosure Policy are
included  as  Appendix B to the Funds'
Statement  of  Additional  Information
and is available, without charge, upon
request,  by  calling  1-800-773-3863.
Information  regarding  how the  Funds
voted  proxies  relating to  portfolio
securities   during  the  most  recent
12-month  period  ended June 30,  2005
will be available (1) without  charge,
upon request,  by calling the Funds at
the number  above and (2) on the SEC's
website at http://www.sec.gov.

3.   Quarterly Portfolio Holdings

The Funds file their complete schedule
of portfolio holdings with the SEC for
the first and third  quarters  of each
fiscal  year on From N-Q.  The  Funds'
Form N-Q are  available  on the  SEC's
website at http://www.sec.gov. You may
review  and make  copies  at the SEC's
Public  Reference  Room in Washington,
D.C. You may also obtain  copies after
paying a  duplicating  fee by  writing
the SEC's  Public  Reference  Section,
Washington,   D.C.  20549-0102  or  by
electronic          request         to
publicinfo@sec.gov,  or  is  available
without  charge,   upon  request,   by
calling  the Funds at  1-800-773-3863.
Information  on the  operation  of the
Public  Reference Room may be obtained
by calling the SEC at 202-942-8090.

                  (This Page was intentionally left blank)

The Hillman Capital Management
Mutual Funds are a series of the
Hillman Capital Management Investment Trust








For Shareholder Service Inquiries:            For Investment Advisor Inquiries:

Documented:                                   Documented:

NC Shareholder Services                       Hillman Capital Management, Inc.
116 South Franklin Street                     4733 Bethesda Avenue
Post Office Drawer 4365                       Suite 325
Rocky Mount, North Carolina 27803             Bethesda, Maryland 20814

Toll-Free Telephone:                          Toll-Free Telephone:

1-800-773-3863                                1-800-773-3863

World Wide Web @:                             World Wide Web @:

nottinghamco.com                              hillmancapital.com



                                            [LOGO HERE]
                                              HILLMAN
                                        capital management

Item 2.  CODE OF ETHICS.


         Not applicable.





Item 3.  AUDIT COMMITTEE FINANCIAL EXPERT.


         Not applicable.





Item 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.


         Not applicable.





Item 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.


         Not applicable.





Item 6.  SCHEDULE OF INVESTMENTS.


         A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.





Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


         Not applicable.

Item 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


         Not applicable.





Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.


         Not applicable.





Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.


         None.





Item 11. CONTROLS AND PROCEDURES.


(a) The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.




Item 12. EXHIBITS.


(a)(1)   Not applicable.


(a)(2) Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).


(a)(3)   Not applicable.

(b) Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Hillman Capital Management Investment Trust


By: (Signature and Title)       /s/ Mark A. Hillman
                                ________________________________
                                Mark A. Hillman, Trustee, President and
                                Principal Executive Officer

Date: May 24, 2006







Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: (Signature and Title)       /s/ Mark A. Hillman
                                ________________________________
                                Mark A. Hillman, Trustee, President and
                                Principal Executive Officer

Date: May 24, 2006




By: (Signature and Title)       /s/ Fletcher D. Perkins
                                _________________________________
                                Fletcher D. Perkins, Treasurer and
                                Principal Financial Officer

Date: May 24, 2006